AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 91.3%
Common Stocks — 90.3%
Australia — 6.8%
Australia & New Zealand Banking Group Ltd.	23,571	$473,958
BHP Group Ltd.	12,615	341,901
BHP Group PLC	7,786	196,627
BlueScope Steel Ltd.	30,730	453,199
Coles Group Ltd.	5,800	70,732
Commonwealth Bank of Australia	6,427	479,460
Dexus, REIT	60,742	471,221
Domino’s Pizza Enterprises Ltd.	252	29,033
Fortescue Metals Group Ltd.	32,209	346,735
Goodman Group, REIT	7,245	111,953
Macquarie Group Ltd.	1,560	202,854
National Australia Bank Ltd.	14,558	288,302
Rio Tinto Ltd.	1,707	123,009
Rio Tinto PLC	11,623	765,344
Sonic Healthcare Ltd.	17,182	500,030
Stockland, REIT	127,268	406,077
Suncorp Group Ltd.	3,360	30,184
		5,290,619
Austria — 1.1%
ANDRITZ AG	5,716	313,478
OMV AG	9,317	556,945
		870,423
Belgium — 0.3%
Etablissements Franz Colruyt NV	1,588	81,234
KBC Group NV	1,102	98,892
Solvay SA	297	36,175
		216,301
Brazil — 0.0%
Yara International ASA	899	44,587
China — 1.0%
Chow Tai Fook Jewellery Group Ltd.	67,800	129,893
ESR Cayman Ltd., 144A*	9,600	29,067
SITC International Holdings Co. Ltd.	50,000	179,111
Wilmar International Ltd.	139,973	431,875
		769,946
Denmark — 1.8%
AP Moller - Maersk A/S (Class A Stock)	15	38,576
AP Moller - Maersk A/S (Class B Stock)	204	550,881
Carlsberg A/S (Class B Stock)	413	67,438
Novo Nordisk A/S (Class B Stock)	7,399	713,981
Pandora A/S	435	52,634
		1,423,510
Finland — 1.3%
Elisa OYJ	611	37,935
Fortum OYJ	2,238	68,010
Kesko OYJ (Class B Stock)	1,367	47,168
Nokia OYJ*	23,180	127,611
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Nordea Bank Abp	56,443	$729,181
		1,009,905
France — 9.0%
Airbus SE*	900	118,923
Amundi SA, 144A	304	25,607
Arkema SA	264	34,939
AXA SA	8,164	226,641
BNP Paribas SA	10,004	638,694
Capgemini SE	735	152,726
Carrefour SA	2,779	49,948
Cie de Saint-Gobain	9,754	656,902
Cie Generale des Etablissements Michelin SCA	765	117,260
Credit Agricole SA	4,883	67,211
Danone SA	983	67,130
Dassault Systemes SE	7,810	410,198
Electricite de France SA	2,340	29,465
EssilorLuxottica SA	1,225	234,414
Hermes International	199	274,816
Ipsen SA	4,622	441,825
Kering SA	330	234,989
Legrand SA	1,162	124,455
L’Oreal SA	1,187	489,790
LVMH Moet Hennessy Louis Vuitton SE	1,327	948,061
Publicis Groupe SA	4,986	335,245
Sanofi	10,151	975,754
TotalEnergies SE	7,764	370,446
		7,025,439
Germany — 7.1%
Allianz SE	3,663	824,437
Bayer AG	1,451	78,820
Brenntag SE	1,900	176,890
Covestro AG, 144A	7,786	531,750
Daimler AG	6,911	610,969
Deutsche Post AG	11,038	694,128
Deutsche Telekom AG	8,171	164,086
E.ON SE	9,796	120,005
Fresenius Medical Care AG & Co. KGaA	867	60,947
Fresenius SE & Co. KGaA	11,350	543,772
GEA Group AG	651	29,733
HeidelbergCement AG	6,242	466,158
Henkel AG & Co. KGaA	475	40,901
Merck KGaA	588	127,612
Puma SE	456	50,715
SAP SE	6,871	929,974
Siemens AG	430	70,294
United Internet AG	740	28,684
Volkswagen AG	148	45,657
		5,595,532
Hong Kong — 2.2%
AIA Group Ltd.	11,577	133,775
CK Asset Holdings Ltd.	12,158	70,095
A1

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong (cont’d.)
Henderson Land Development Co. Ltd.	6,065	$23,181
Hongkong Land Holdings Ltd.	6,000	28,718
Link REIT	9,726	83,270
Power Assets Holdings Ltd.	81,389	477,855
Sun Hung Kai Properties Ltd.	25,542	318,137
Swire Properties Ltd.	11,200	28,099
Techtronic Industries Co. Ltd.	6,455	126,941
Xinyi Glass Holdings Ltd.	148,700	444,093
		1,734,164
Ireland — 0.2%
Flutter Entertainment PLC*	248	48,889
Kingspan Group PLC	697	68,494
Smurfit Kappa Group PLC	1,085	56,452
		173,835
Israel — 0.7%
Azrieli Group Ltd.	420	37,951
Bank Hapoalim BM	44,956	395,270
Bank Leumi Le-Israel BM	6,670	56,874
Israel Discount Bank Ltd. (Class A Stock)*	5,640	29,950
		520,045
Italy — 1.2%
Amplifon SpA	593	28,235
Enel SpA	37,182	286,363
Poste Italiane SpA, 144A	37,205	511,350
Snam SpA	21,150	117,255
		943,203
Japan — 22.6%
Advantest Corp.	837	75,014
AGC, Inc.	906	46,743
Aisin Corp.	713	25,676
Asahi Kasei Corp.	5,100	54,095
Bridgestone Corp.	4,700	221,947
Brother Industries Ltd.	1,480	32,619
Canon, Inc.	21,567	527,724
Chubu Electric Power Co., Inc.	3,120	36,940
Chugai Pharmaceutical Co. Ltd.	3,173	116,269
CyberAgent, Inc.	1,700	32,743
Dai-ichi Life Holdings, Inc.	26,674	587,702
Daito Trust Construction Co. Ltd.	273	31,696
Daiwa House Industry Co. Ltd.	2,500	83,488
Daiwa Securities Group, Inc.	17,667	103,021
Dentsu Group, Inc.	900	34,473
Disco Corp.	100	27,931
FANUC Corp.	795	173,624
Fujitsu Ltd.	3,680	667,477
Hoya Corp.	1,707	266,484
Iida Group Holdings Co. Ltd.	19,864	510,706
Inpex Corp.	4,200	32,848
Isuzu Motors Ltd.	38,551	504,431
ITOCHU Corp.	4,826	140,705
Japan Metropolitan Fund Investment Corp., REIT	28	26,927
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Japan Post Bank Co. Ltd.	3,300	$28,261
Japan Post Holdings Co. Ltd.	39,261	331,201
Japan Post Insurance Co. Ltd.	1,600	29,085
Japan Real Estate Investment Corp., REIT	5	30,039
Japan Tobacco, Inc.	28,531	559,792
KDDI Corp.	13,148	433,846
Keyence Corp.	900	537,476
Konami Holdings Corp.	1,144	71,605
Makita Corp.	902	50,146
Marubeni Corp.	58,403	480,098
McDonald’s Holdings Co. Japan Ltd.	6,639	313,572
Medipal Holdings Corp.	23,168	437,162
MINEBEA MITSUMI, Inc.	1,749	44,542
MISUMI Group, Inc.	1,273	54,012
Mitsubishi Corp.	5,300	166,559
Mitsubishi Electric Corp.	8,289	115,257
Mitsubishi UFJ Financial Group, Inc.	140,552	825,705
Mitsui & Co. Ltd.	30,133	656,931
Mitsui Chemicals, Inc.	13,289	443,902
Mizuho Financial Group, Inc.	11,147	157,864
Murata Manufacturing Co. Ltd.	2,200	196,136
NGK Insulators Ltd.	3,800	64,091
NH Foods Ltd.	672	25,334
Nintendo Co. Ltd.	383	185,172
Nippon Telegraph & Telephone Corp.	11,918	329,365
Nippon Yusen KK	1,730	129,988
Ono Pharmaceutical Co. Ltd.	1,781	40,521
Orix JREIT, Inc., REIT	54	94,019
Osaka Gas Co. Ltd.	1,683	30,849
Otsuka Holdings Co. Ltd.	13,641	583,840
Panasonic Corp.	9,077	112,607
Recruit Holdings Co. Ltd.	7,100	432,221
Rohm Co. Ltd.	300	28,540
SCSK Corp.	1,188	25,128
Seiko Epson Corp.	27,454	553,062
Sekisui House Ltd.	2,890	60,717
SG Holdings Co. Ltd.	4,860	138,247
Shimadzu Corp.	1,230	54,002
Shimamura Co. Ltd.	4,319	405,888
Shimano, Inc.	1,614	474,402
SMC Corp.	270	168,944
SoftBank Corp.	11,838	160,633
SoftBank Group Corp.	5,206	300,213
Sony Group Corp.	1,118	124,052
Sumitomo Chemical Co. Ltd.	6,635	34,575
Sumitomo Corp.	4,800	67,562
Sumitomo Dainippon Pharma Co. Ltd.	7,201	128,636
Sumitomo Mitsui Financial Group, Inc.	5,465	191,946
Takeda Pharmaceutical Co. Ltd.	6,536	216,536
Tokyo Electron Ltd.	797	354,361
Tosoh Corp.	17,239	312,870
Toyota Motor Corp.	24,225	430,019
Toyota Tsusho Corp.	8,114	342,758
USS Co. Ltd.	1,596	27,227
Yamaha Corp.	590	37,039
Yamaha Motor Co. Ltd.	16,645	464,330

A2

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
ZOZO, Inc.	6,403	$239,599
		17,693,767
Jordan — 0.0%
Hikma Pharmaceuticals PLC	860	28,253
Luxembourg — 1.5%
ArcelorMittal SA	18,572	563,135
Eurofins Scientific SE	4,569	586,089
		1,149,224
Netherlands — 5.7%
Adyen NV, 144A*	87	242,837
ASM International NV	343	134,027
ASML Holding NV	1,891	1,411,968
Koninklijke Ahold Delhaize NV	20,629	686,062
Koninklijke KPN NV	15,378	48,421
NN Group NV	11,875	620,330
Randstad NV	6,992	468,302
Royal Dutch Shell PLC (Class A Stock)	16,879	371,794
Royal Dutch Shell PLC (Class B Stock)	15,835	346,801
Wolters Kluwer NV	1,144	121,257
		4,451,799
Norway — 0.8%
DNB Bank ASA	5,848	133,422
Equinor ASA	4,967	126,138
Gjensidige Forsikring ASA	2,461	54,531
Orkla ASA	37,436	343,893
		657,984
Russia — 0.4%
Coca-Cola HBC AG*	7,839	251,947
Evraz PLC	3,628	28,825
		280,772
Singapore — 1.1%
DBS Group Holdings Ltd.	28,478	630,190
Oversea-Chinese Banking Corp. Ltd.	13,773	115,632
United Overseas Bank Ltd.	4,900	92,489
		838,311
South Africa — 0.1%
Anglo American PLC	1,551	54,785
Spain — 1.7%
Enagas SA	1,281	28,461
Endesa SA	19,044	383,993
Iberdrola SA	25,482	255,773
Industria de Diseno Textil SA	5,383	197,694
Red Electrica Corp. SA	6,768	135,686
Repsol SA	6,178	80,593
Telefonica SA	52,789	246,603
		1,328,803
Sweden — 3.2%
Atlas Copco AB (Class A Stock)	2,905	175,703
Atlas Copco AB (Class B Stock)	1,869	95,161
Boliden AB	1,278	40,985
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Epiroc AB (Class B Stock)	1,899	$33,691
Evolution AB, 144A	3,199	486,538
Hexagon AB (Class B Stock)	5,900	91,211
Husqvarna AB (Class B Stock)	2,181	26,080
ICA Gruppen AB	630	28,927
Industrivarden AB (Class C Stock)	9,084	281,351
Lundin Energy AB	7,808	290,783
Nibe Industrier AB (Class B Stock)	6,234	78,740
Securitas AB (Class B Stock)	1,962	31,007
Skandinaviska Enskilda Banken AB (Class A Stock)	11,187	157,850
Skanska AB (Class B Stock)	1,558	39,078
SKF AB (Class B Stock)	1,767	41,751
Svenska Handelsbanken AB (Class A Stock)	7,360	82,591
Swedbank AB (Class A Stock)	3,876	78,168
Swedish Match AB	43,826	383,818
Volvo AB (Class B Stock)	3,221	72,202
		2,515,635
Switzerland — 8.5%
ABB Ltd.	20,313	680,055
Adecco Group AG	804	40,390
Cie Financiere Richemont SA (Class A Stock)	2,292	237,907
Geberit AG	169	124,343
Holcim Ltd.*	2,246	108,475
Julius Baer Group Ltd.	7,818	519,098
Kuehne + Nagel International AG	240	82,156
Nestle SA	10,400	1,254,174
Novartis AG	9,906	811,275
Partners Group Holding AG	87	136,015
Roche Holding AG	2,985	1,091,320
Sonova Holding AG	736	278,924
STMicroelectronics NV	5,069	221,530
Swatch Group AG (The)	132	34,594
Swiss Prime Site AG	312	30,554
Swisscom AG	564	325,004
UBS Group AG	42,014	673,758
		6,649,572
United Kingdom — 11.3%
3i Group PLC	19,654	337,277
Abrdn PLC	49,861	171,009
Ashtead Group PLC	2,037	154,407
AstraZeneca PLC	1,875	225,061
Auto Trader Group PLC, 144A	4,225	33,309
Barclays PLC	45,567	115,558
Barratt Developments PLC	4,320	38,097
BP PLC	95,688	433,147
British American Tobacco PLC	24,142	846,724
Bunzl PLC	860	28,390
Burberry Group PLC	1,749	42,749
CNH Industrial NV	32,540	543,643
DCC PLC	6,085	506,517
Diageo PLC	996	48,127
Experian PLC	4,130	172,975
GlaxoSmithKline PLC	28,786	542,189

A3

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
HSBC Holdings PLC	5,936	$31,052
Imperial Brands PLC	9,378	196,979
J Sainsbury PLC	6,990	26,722
JD Sports Fashion PLC	18,684	262,105
Kingfisher PLC	101,773	460,650
Legal & General Group PLC	25,664	96,697
Lloyds Banking Group PLC	316,008	195,832
Next PLC	625	68,513
Persimmon PLC	3,371	121,320
Rentokil Initial PLC	7,955	62,446
Schroders PLC	5,588	269,143
Spirax-Sarco Engineering PLC	322	64,762
SSE PLC	26,741	565,239
St. James’s Place PLC	2,553	51,753
Taylor Wimpey PLC	15,025	31,186
Tesco PLC	69,974	238,064
Unilever PLC	20,435	1,105,374
Vodafone Group PLC	190,311	290,858
WPP PLC	37,632	504,213
		8,882,087
United States — 0.7%
Ferguson PLC	962	133,922
Schneider Electric SE	2,298	382,054
Stellantis NV	2,785	53,423
		569,399

Total Common Stocks (cost $66,925,973)		70,717,900
Exchange-Traded Fund — 0.5%
United States
iShares MSCI EAFE ETF(a)	4,600	358,846
(cost $371,611)
Preferred Stocks — 0.5%
Germany
Henkel AG & Co. KGaA (PRFC)	735	68,022
Porsche Automobil Holding SE (PRFC)	694	68,885
Sartorius AG (PRFC)	114	71,981
Volkswagen AG (PRFC)	812	180,740

Total Preferred Stocks (cost $444,673)		389,628

Total Long-Term Investments (cost $67,742,257)		71,466,374
Short-Term Investments — 3.0%
Affiliated Mutual Funds — 2.4%
PGIM Core Ultra Short Bond Fund(wa)	1,502,175	1,502,175
PGIM Institutional Money Market Fund (cost $344,000; includes $344,000 of cash collateral for securities on loan)(b)(wa)	344,207	344,000

Total Affiliated Mutual Funds (cost $1,846,175)		1,846,175

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
0.035%	12/09/21	500	$499,973
(cost $499,967)

Total Short-Term Investments (cost $2,346,142)			2,346,148

TOTAL INVESTMENTS—94.3% (cost $70,088,399)			73,812,522

Other assets in excess of liabilities(z) — 5.7%			4,458,488

Net Assets — 100.0%			$78,271,010

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $335,443; cash collateral of $344,000 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
59	Mini MSCI EAFE Index	Dec. 2021	$6,687,650	$(276,358)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5